Trade and Other Receivables - Reconciliation of Changes in Allowance Account for Credit Losses (Detail) - Trade receivables [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Amounts at beginning of year	$ (406)	$ (3)
Allowances (reversal) for expected credit losses (Note 7)	36	(406)
Foreign exchange differences	139	3
Amounts at end of year	$ (231)	$ (406)